Acquisitions, Divestitures and Discontinued Operations - Fair Value of the Consideration Transferred (Details) - USD ($) $ in Thousands		6 Months Ended
	Jul. 01, 2019	Dec. 31, 2019	Jun. 30, 2019
Inenco Group
Business Acquisition [Line Items]
Cash		$ 732,142
Fair value of 35% investment in Inenco held prior to business combination	$ 123,385	123,385
Fair value of other investments held prior to business combination		5,185
Total		$ 860,712
Inenco Group
Business Acquisition [Line Items]
Ownership percentage			35.00%